New York Life Insurance Company
51 Madison Avenue
New York, NY 10010
Bus: 212-576-7558
Fax: 212-447-0569
E-mail: charles_a_whites@newyorklife.com
www.newyorklife.com

Charles A. Whites, Jr.
Associate General Counsel
September 8, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account I File No. 811-07697
Commissioners:
The Semi-Annual Reports dated June 30, 2011 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account I of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:
The Semi-Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.
The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.
The Semi-Annual Reports for certain portfolios of The Alger Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-5550.
The Semi-Annual Reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.
The Semi-Annual Reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001124155, File No. 811-10155.
The Semi-Annual Reports for certain portfolios of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

Securities and Exchange Commission

The Semi-Annual Reports for certain series of Davis Variable Account Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001084060, File No. 811-09293.
The Semi-Annual Reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.
The Semi-Annual Reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File Nos. 811-08673.
The Semi-Annual Reports for certain portfolios of DWS Investments VIT Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006373, File No. 811-07507.
The Semi-Annual Reports for certain portfolios of DWS Variable Series I are incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.
The Semi-Annual Reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.
The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.
The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.
The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.
The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSRS, CIK No. 0000720318, File No. 811-03759.
The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.
The Semi-Annual Reports for certain portfolios of Janus Aspen Series incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.
The Semi-Annual Reports for certain portfolios of Lazard Retirement Series Inc. incorporated by reference as filed on Form N-CSRS, CIK No. 0001033669, File No. 811-08071.
The Semi-Annual Reports for certain portfolios of Lincoln Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000914036, File No. 811-08090.
The Semi-Annual Reports for certain portfolios of Lord Abbett Series Fund Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000855396, File No. 811-05876.

Securities and Exchange Commission

The Semi-Annual Reports for certain series of MFS (R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.
The Semi-Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000736913, File No. 811-04255.
The Semi-Annual Reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.
The Semi-Annual Reports for certain series of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.
The Semi-Annual Reports for certain portfolios of The Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.
The Semi-Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143.
The Semi-Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.
The Semi-Annual Reports for certain portfolios of Van Eck VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

Sincerely,
/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Associate General Counsel